Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, net of allowances (in Dollars)	$ 109	$ 109	$ 109
Redeemable convertible preferred stock, par value (in Dollars per share)			$ 0.0001
Redeemable convertible preferred stock, shares authorized			26,316,129
Redeemable convertible preferred stock, shares issued			19,132,387
Redeemable convertible preferred stock, shares outstanding			19,132,387
Liquidation preference (in Dollars)			$ 284,047
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,030,433	250,030,433	45,000,000
Common stock, shares issued	0	68,258,556	11,818,761
Common stock, shares outstanding	0	68,258,556	11,818,761
Preferred Stock
Redeemable convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	0	146,218,514
Redeemable convertible preferred stock, shares issued	0	106,949,326
Redeemable convertible preferred stock, shares outstanding	0	106,949,326
Liquidation preference (in Dollars)	$ 0	$ 284,826
Previously Reported
Accounts receivable, net of allowances (in Dollars)		$ 109
Redeemable convertible preferred stock, par value (in Dollars per share)		$ 0.0001
Redeemable convertible preferred stock, shares authorized		26,316,129
Redeemable convertible preferred stock, shares issued		19,248,537
Redeemable convertible preferred stock, shares outstanding		19,248,537
Liquidation preference (in Dollars)		$ 284,826
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		45,000,000
Common stock, shares issued		12,280,051
Common stock, shares outstanding		12,280,051
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	455,000,000	455,000,000
Common stock, shares issued	157,296,065	0
Common stock, shares outstanding	157,296,065	0
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	44,000,000	44,000,000
Common stock, shares issued	40,396,600	0
Common stock, shares outstanding	40,396,600	0